Stock compensation expense - Nonvested Restricted Stock Awards (Details) - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSAs
Beginning balance nonvested (in shares)	258,862	412,430	155,590	224,010
Granted (in shares)	0	0	346,737	10,000
Exercised (in shares)	(71,761)	(153,568)	(89,897)	(78,420)
Cancelled or Forfeited (in shares)	0	0	0	0
Ending balance nonvested (in shares)	187,101	258,862	412,430	155,590
Average Grant Date Fair Value ($)
Beginning balance nonvested (in usd per share)	$ 3.12	$ 2.81	$ 0.14	$ 0.14
Granted (in usd per share)	0	0	2.17	0.14
Exercised (in usd per share)	2.19	2.30	0.96	0.14
Cancelled or Forfeited (in usd per share)	0	0	0	0
Ending balance nonvested (in usd per share)	$ 3.48	$ 3.12	$ 2.81	$ 0.14